EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of basic earnings (losses) per share
The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average number of common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	December 31, 2023	December 31, 2022	December 31, 2021

Resulted of the year attributable to controlling shareholders	14,084,848	23,381,617	8,626,386
Weighted average number of shares in the year – in thousands	1,330,020	1,361,264	1,361,264
Weighted average treasury shares – in thousands	(32,827)	(31,043)	(12,042)
Weighted average number of outstanding shares – in thousands	1,297,193	1,330,221	1,349,222
Basic earnings (loss) per common share – R$	10.85794	17.57724	6.39360

Schedule of diluted earnings (losses) per share
The diluted earnings (loss) per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares with dilutive effects.

	December 31, 2023	December 31, 2022	December 31, 2021

Resulted of the year attributed to controlling shareholders	14,084,848	23,381,617	8,626,386
Weighted average number of shares during the year (except treasury shares) – in thousands	1,297,193	1,330,221	1,349,222
Average number of potential shares (stock options) - in thousands	487	317	327
Weighted average number of shares (diluted) – in thousands	1,297,680	1,330,538	1,349,549
Diluted earnings (loss) per common share – R$	10.85387	17.57305	6.39205